Subsequent Event - Additional Information (Detail) ฿ / shares in Units, $ in Thousands, ฿ in Millions			3 Months Ended
	Mar. 12, 2021 USD ($)	Mar. 12, 2021 THB (฿) ฿ / shares	Mar. 31, 2021 USD ($)	Apr. 22, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of non-adjusting events after reporting period [Line Items]
Copper price per ton					$ 7,742
Major ordinary share transactions [Member] | Charoong Thai Wire and Cable Public Company Limited [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Dividend payments declared to its shareholders	$ 5,900	฿ 179.1
Dividend payments declared to its shareholders, per share | ฿ / shares		฿ 0.45
Dividend payment date	May 14, 2021	May 14, 2021
Dividends paid to non-controlling interests	$ 2,900
Subsequent Event [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Copper price per ton				$ 9,476
Unrealized loss			$ 4,600